Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit (loss) [abstract]
Sales and other operating revenues	$ 31,676	$ 72,676	$ 91,326	$ 138,997
Earnings from joint ventures – after interest and tax	(567)	138	(589)	323
Earnings from associates – after interest and tax	(100)	608	(344)	1,257
Interest and other income	107	270	247	433
Gains on sale of businesses and fixed assets	74	55	90	144
Total revenues and other income	31,190	73,747	90,730	141,154
Purchases	18,778	55,683	67,656	103,955
Production and manufacturing expenses	5,211	5,391	11,310	10,747
Production and similar taxes (Note 8)	124	371	327	795
Depreciation, depletion and amortization (Note 7)	3,937	4,588	7,996	9,049
Impairment and losses on sale of businesses and fixed assets	11,770	906	12,919	1,002
Exploration expense	9,674	146	9,876	513
Distribution and administration expenses	2,509	2,646	5,193	5,413
Profit (loss) before interest and taxation	(20,813)	4,016	(24,547)	9,680
Finance costs	783	853	1,566	1,720
Net finance expense relating to pensions and other post-retirement benefits	8	15	15	30
Profit (loss) before taxation	(21,604)	3,148	(26,128)	7,930
Taxation	(4,082)	1,244	(4,221)	3,027
Profit (loss) for the period	(17,522)	1,904	(21,907)	4,903
Attributable to
BP shareholders	(16,848)	1,822	(21,213)	4,756
Non-controlling interests	$ (674)	$ 82	$ (694)	$ 147
Ordinary Shares
Profit (loss) for the period attributable to BP shareholders
Basic earnings (loss) per share (USD per share)	$ (0.8332)	$ 0.0895	$ (1.0502)	$ 0.2347
Diluted earnings (loss) per share (USD per share)	(0.8332)	0.0892	(1.0502)	0.2335
American Depositary Share
Profit (loss) for the period attributable to BP shareholders
Basic earnings (loss) per share (USD per share)	(5.00)	0.54	(6.30)	1.41
Diluted earnings (loss) per share (USD per share)	$ (5.00)	$ 0.54	$ (6.30)	$ 1.40